Nature of business and history	12 Months Ended
Dec. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of business and history

1. Nature of business and history

Genenta Science S.p.A. (the “Company” or “Genenta”) was founded in Milan, Italy by San Raffaele Hospital (“OSR”), Pierluigi Paracchi, Luigi Naldini, and Bernhard Gentner, and was incorporated in July 2014. The registered office (or headquarters) is located in Milan, Italy. The Company’s reporting currency is Euros (“EUR” or “€”). The Company formed a wholly owned, Delaware incorporated subsidiary, Genenta Science, Inc., intended for future operations in the U.S. (“U.S. Subsidiary”). The U.S. Subsidiary operates in U.S. Dollars (“USD” or “$”).

American Depository Shares (“ADSs”) representing the Company’s ordinary shares have been publicly traded on the NASDAQ Capital Market since December 15, 2021.

Genenta is embarking on a strategic transformation to evolve into a next-generation strategic industrial consolidator focusing on acquiring privately held businesses operating in national-security regulated sectors contemplated by the Italian “Golden Power” legislation; however, we are and have been an early-stage company developing first-in-class cell and gene therapies to address unmet medical needs in solid tumors. The Company has been developing its clinical leading product, Temferon™, to treat glioblastoma multiforme (“GBM”), a solid tumor affecting the brain. The Company is conducting its clinical trials in Italy and may eventually begin a clinical trial in other parts of Europe and the U.S. to study Temferon™. In June 2023, the Company’s Board of Directors selected metastatic Renal Cell Cancer (“mRCC”) as the second solid tumor indication for Temferon. The Company discontinued its mRCC trial in early 2026. The Company engaged DC Advisory at the end of 2025 to assist in the identification of a strategic partner to advance the development of Temferon.

The Company is subject to risks and uncertainties common to clinical-stage companies in the life-science and biotechnology industries, including, but not limited to, risks associated with the development and potential discontinuation of product candidates, the conduct and completion of clinical activities, the receipt of regulatory approvals, competition from other biotechnology and pharmaceutical companies, dependence on key personnel, protection of proprietary technology, compliance with government regulations and the ability to secure additional capital to fund operations.

The Company’s product development efforts will require significant additional resources, including capital, personnel, and infrastructure, as well as compliance and reporting capabilities. The Company may also evaluate changes to its development priorities and operational plans from time to time. Even if development efforts are successful, it is uncertain when, if ever, the Company will realize revenue from product sales or achieve profitability. The Company is embarking on a strategic transformation to evolve into a next-generation strategic industrial consolidator focused on acquiring privately held businesses operating in national-security regulated sectors contemplated by the Italian Golden Power legislation. The “Golden Power” is Italy’s investment screening framework — broadly comparable to CFIUS in the United States, the IEF regime in France, and the United Kingdom’s NSI Act — and covers strategic domains such as biotechnology, biosecurity, defense, cybersecurity, AI-driven intelligence, aerospace, quantum technologies, secure communications, and critical infrastructure. These proposed activities did not affect the Company’s financial statements at December 31, 2025.

Shelf Registration Statement, At-the-Market Sales Agreement, and Registered Direct Offering

In 2023, the Company filed with the Securities and Exchange Commission (the “SEC”) a shelf registration statement on Form F-3 (File No. 333-271901) (the “Shelf Registration Statement”) that was subsequently declared effective in May 2023. It permits the Company to sell from time to time ordinary shares, including ordinary shares represented by ADSs, or rights to subscribe for ordinary shares or ordinary shares represented by ADSs in one or more offerings in amounts, at prices, and on the terms that the Company will determine at the time of offering for aggregate gross sale proceeds of up to $100 million.

In May 2023, the Company entered into a Controlled Equity Offering Sales Agreement with Cantor Fitzgerald & Co., as agent (the “Prior ATM”), for the offer and sale of up to $30.0 million ordinary shares represented by ADSs from time to time in accordance with the terms of the agreement and SEC rules and regulations. This Prior ATM was subsequently mutually terminated in March 2024.

Pursuant to the Company’s Shelf Registration Statement and that certain ATM Sales Agreement dated April 26, 2024, as amended on December 20, 2024 (as so amended, the “Sales Agreement”), with Virtu Americas LLC and Rodman & Renshaw LLC (collectively, the “Sales Agents”), pursuant to which the Company may offer and sell ADSs with an aggregate offering price up to $29,696,999 from time to time through or to the Sales Agents, acting as sales agents or principals, subject to the terms and conditions described in the Sales Agreement and SEC rules and regulations (the “ATM”). For as long as the aggregate market value the Company’s outstanding ordinary shares held by non-affiliates remains below $75.0 million, the Company is subject to the offering limits in General Instruction I.B.5 of Form F-3 and in no event will the Company sell securities in public primary offerings on Form F-3, including through the ATM, with a value exceeding one-third of its outstanding ordinary shares held by non-affiliates in any 12 calendar month period.

As of December 20, 2024, 73,008 ADSs were sold through the Prior ATM for gross proceeds of €271,416 (or $303,001). In March 2025, the Company sold 856,602 ADSs through the ATM for gross proceeds of €3,007,131 (or $3,255,430).

Sales of ADSs under the Sales Agreement may be made by any method that is deemed to be an “at the market offering” as defined in Rule 415(a)(4) under the Securities Act of 1933, as amended (the “Securities Act”). The Sales Agents are not required to sell any specific number or dollar amount of ADSs but will act as our sales agents and use commercially reasonable efforts consistent with their normal trading and sales practices, on mutually agreed terms between the Sales Agents and the Company. There is no arrangement for funds to be received in any escrow, trust, or similar arrangement.

The Sales Agents will receive from the Company a commission of up to 3.0% of the gross proceeds of any ADSs sold through them under the Sales Agreement. In connection with the sale of ADSs on behalf of the Company, each of the Sales Agents will be deemed to be an “underwriter” within the meaning of the Securities Act, and the compensation of the Sales Agents may be deemed to be underwriting commissions or discounts. The Company has also agreed to provide indemnification and contribution to the Sales Agents with respect to certain liabilities, including liabilities under the Securities Act.

In October 2025, the Company entered into a Securities Purchase Agreement with certain institutional investors relating to the offer and sale of 4,285,715 ADSs, at a purchase price of $3.50 per ADS, for gross proceeds of approximately €12,867,805 (or $15,000,000) in a registered direct offering (the “Registered Offering”).

The Company also entered into a Placement Agency Agreement with Maxim Group LLC and Rodman & Renshaw LLC, pursuant to which Maxim Group LLC acted as the lead placement agent and Rodman & Renshaw LLC acted as the co-placement agent for the Registered Offering. Pursuant to the terms and conditions stated in the Placement Agency Agreement, the Company has agreed to pay the Placement Agents a cash fee equal to 6.0% of the aggregate gross proceeds of the Registered Offering. The Company also agreed to pay the Placement Agents an expense allowance of up to $75,000 for legal fees and other out-of-pocket expenses.

Liquidity and risks

The Company has incurred losses since its inception, including a net loss of €6.5 million, €8.9 million, and €11.6 million for the years ended December 31, 2025, 2024 and 2023, respectively. In addition, as of December 31, 2025, the Company had an accumulated deficit of €62.6 million.

The Company has primarily funded these losses through the proceeds from sales of convertible debt and equity. The Company has incurred recurring losses and expects to continue to incur losses for the foreseeable future. In addition, the Company expects that its existing cash, cash equivalents, and marketable securities on hand as of December 31, 2025, of €28.1 million will be sufficient to fund current planned operations and capital expenditure requirements for at least the next twelve months. However, the future viability of the Company is dependent on its ability to raise additional capital to finance its operations, and/or generate positive cash flows from its proposed acquisitions. The Company’s inability to raise capital as and when needed could have a negative impact on its financial condition and ability to continue as a going concern, as well as the ability to pursue its business strategies. There can be no assurance that the current or proposed operating plan will be achieved or that additional funding will be available on terms acceptable to the Company, or at all.

The Company’s historical business model, typical of biotechnology companies developing new therapeutic products, has not reached a balanced income and financial position, and features negative cash flows. This is because, at this stage, costs must be borne in relation to services and personnel, directly connected to research and development activities, and the return for these activities is not certain and, in any case, it is expected in future years. Based on the accounting policies adopted, requiring full recognition of research and development costs in the Statement of Operations and Comprehensive Loss in the year they are incurred, the Company has reported a loss since its inception and expects to continue to incur costs for research and development in the foreseeable future. Although the Company intends to target majority ownership in companies with established operating profitability as part of its strategic transformation, there is no certainty that the Company will become profitable in the future.

The Company may require additional capital to meet its long-term operating requirements. It expects to raise additional capital through, among other things, the sale of equity, debt, or convertible securities through public offerings or private placements, including, but not limited to, sales of ADSs pursuant to the ATM. If adequate funds are not available in the future, the Company may be forced to delay, reorganize, or cancel research and development programs, or to enter into financing, licensing or collaboration agreements with unfavorable conditions or waive rights to certain products which otherwise it would not have waived, resulting in negative effects on the activity and on the economic, and /or financial situation of the Company.

The Company’s ability to raise additional capital may be adversely impacted by the potential worsening of global economic and political conditions and volatility in the credit and financial markets in the U.S. and worldwide. This could be exacerbated by, among other factors, inflation, fluctuating interest rates, tariffs, and geopolitical conflicts, as well as shareholder concerns over the Company’s strategic transformation to evolve into a next-generation industrial consolidator. The Company’s failure to raise capital as and when needed, or on acceptable terms could have a negative impact on the Company’s financial condition, its ability continue as a going concern, and its ability to pursue its current and proposed business strategy, and the Company may have to delay, reduce the scope of, suspend or eliminate one or more of its research-stage programs, clinical trials, or future commercialization efforts.